SHARE CAPITAL	12 Months Ended
Dec. 31, 2019
Disclosure of classes of share capital [abstract]
SHARE CAPITAL [Text Block]

14. Share Capital

a) Authorized

The authorized share capital of the Company consists of unlimited number of common shares and unlimited number of preference shares, issuable in series, with no par value. All shares issued are fully paid.

The holders of common shares are entitled to receive notice of and to attend all meetings of the shareholders of the Company and shall have one vote for each common share held at all meetings of shareholders of the Company, except for meetings at which only holders of another specified class or series of shares are entitled to vote separately as a class or series. Subject to the prior rights of the holders of the preference shares or any other share ranking senior to the common shares, the holders of the common shares are entitled to (a) receive any dividend as and when declared by the board of directors, out of the assets of the Company properly applicable to payment of dividends, in such amount and in such form as the board of directors may from time to time determine, and (b) receive the remaining property of the Company in the event of any liquidation, dissolution or winding up of the Company.

The Company may issue preference shares at any time and from time to time in one or more series with designations, rights, privileges, restrictions and conditions fixed by the board of directors. The preference shares of each series are ranked on parity with the preference shares of every series and are entitled to priority over the common shares and any other shares of the Company ranking junior to the preference shares, with respect to priority in payment of dividends and the return of capital and the distribution of assets of the Company in the event of liquidation, dissolution or winding up of the Company.

b) Issued share capital

In February 2017, the Company closed a non-brokered private placement of 2,000,000 units of the Company at a price of Cdn$0.24 per unit for gross proceeds of Cdn$480,000. Each such unit was comprised of one-half common share of the Company and one-quarter of one warrant of the Company, with each full warrant entitling the holder to purchase one common share of the Company at a price of Cdn$0.36 for a period of two years. Also, in February 2017, the Company closed a second non-brokered private placement of 750,000 units of the Company at a price of Cdn$0.26 per unit for gross proceeds of Cdn$195,000. Each such unit was comprised of one-half common share of the Company and one-quarter of one warrant of the Company, with each full warrant entitling the holder to purchase one common share of the Company at a price of Cdn$0.36 for a period of two years.

On June 19, 2018, the Company closed a non-brokered private placement of 850,000 common shares of the Company at a price of Cdn$0.20 per share for gross proceeds of Cdn$170,000. Mr. Kondrat purchased 350,000 of the shares issued under this financing.

On June 26, 2018, private placement and share swap transactions (the "Transactions") were completed with Resolute Mining Limited ("Resolute"). Pursuant to the private placement Transaction, the Company issued 13,000,000 common shares to Resolute at a price of Cdn$0.20 per share for gross proceeds of Cdn$2,600,000. Pursuant to the share swap Transaction, Resolute purchased 12,500,000 common shares of the Company held by Mr. Kondrat in exchange for the future issuance on or before July 16, 2018 by Resolute to Mr. Kondrat of Cdn$2,500,000 worth of Resolute ordinary shares (capped at a maximum of 3,000,000 Resolute shares).

On June 29, 2018 the Company issued 500,000 common shares at a price of Cdn$0.20 per share as part of the acquisition of Devon (Note 4).

In September 2019, the Company issued 54,327 common shares at a price of Cdn$0.39 per share as the consideration for certain consulting services rendered by a third party.

Also in September 2019, all of the Company's common shares issued and outstanding were consolidated on the basis of one common share of the Company for every 2 (two) existing common shares. All of the share, stock option and warrant amounts in these consolidated financial statements, have been adjusted to reflect the said share consolidation.

In October and in December 2019, the Company issued 1,000,000 common shares at a price of Cdn$0.40 per share and 31,697 common shares at a price of Cdn$0.375 per share, respectively, as the consideration for certain consulting services rendered by third parties. Also in December 2019, warrants to purchase 500,000 common shares of the Company were exercised at a price of Cdn$0.36 per share for gross proceeds of Cdn$180,000.

As of December 31, 2019, the Company had issued and outstanding 95,280,979 common shares (December 31, 2018 - 93,694,956). No preference shares are issued and outstanding. Subsequent to December 31, 2019, the Company issued 6,000,000 common shares pursuant to a private placement (see Note 21).

c) Common share purchase warrants

As at December 31, 2019, the Company had outstanding 875,000 (December 31, 2018 - 1,812,500) common share purchase warrants.  During the year ended December 31, 2019, warrants to purchase 500,000 common shares of the Company were exercised and 437,500 common share purchase warrants expired unexercised. No warrants were forfeited or cancelled during the year ended December 31, 2019 (2018 - nil). The common share purchase warrants are classified as a liability because they are a derivative financial instrument due to the currency of their exercise price differing from the functional currency of the Company. The common share purchase warrants are re-valued at year and period end, with a gain or loss reported on the consolidated statement of loss and comprehensive loss.  For the year ended December 31, 2019, the Company recognized a loss of $30,349 in the consolidated statement of loss and comprehensive loss representing the change in fair value on this derivative financial instrument (2018 - gain of $65,907). The following table summarizes the Company's common share purchase warrants outstanding as at December 31, 2019:

		Granted				Exercise	Exercise		Remaining
Date of	Opening	during			Closing	Price	period	Expiry	contractual life
Grant	Balance	period	Exercised	Expired	Balance	(Cdn $)	(months)	Date	(months)
6/29/2016	437,500	-	-	437,500	-	$0.36	36	6/29/2019	0
2/3/2017	1,000,000	-	500,000	-	500,000	$0.36	36	2/3/2020	1
2/28/2017	375,000	-	-	-	375,000	$0.36	36	2/28/2020	2
	1,812,500	-	500,000	437,500	875,000

 During the first quarter of 2020, all the 875,000 outstanding common share purchase warrants were exercised at a price of Cdn$0.36 per share for gross proceed to the Company of Cdn$315,000 (see Note 21).

The value of the warrants was calculated using the Black-Scholes model and the assumptions at grant date and period end date were as follows:

(i) Risk-free interest rate: 0.48% - 1.86%, which is based on the Bank of Canada benchmark bonds yield 2 year rate in effect at the time of grant for bonds with maturity dates at the estimated term of the warrants

(ii) Expected volatility: 52% - 179%, which is based on the Company's historical stock prices

(iii) Expected life: 0 - 2 year

(iv) Expected dividends: $Nil

d) Loss per share

Loss per share was calculated on the basis of the weighted average number of common shares outstanding for the year ended December 31, 2019 amounting to 93,885,097 (year ended December 31, 2018 - 86,498,291, ) common shares. The diluted weighted average number of common shares outstanding for the year ended December 31, 2019 amounted to 93,885,097 (year ended December 31, 2018 - 86,498,290, December 31, 2017 - 79,037,332) common shares. Stock options and warrants are considered anti-dilutive and therefore are excluded from the calculation of diluted (loss) income per share.